Operating Leases - Components of lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of lease expense
Operating lease cost	$ 450,274	$ 944,963
Variable lease cost	516,344	602,416
Total operating lease cost	966,618	1,547,379
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 789,183	$ 1,017,770